Distribution Date:	12/17/24	BMO 2024-5C4 MORTGAGE TRUST
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2024-5C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Trustee	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	Argentic Services Company LP
Collateral Stratification and Historical Detail	20		Andrew Hundertmark	ahundertmark@argenticservices.com
Specially Serviced Loan Detail - Part 1	21		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Specially Serviced Loan Detail - Part 2	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	23		Attention: Surveillance Manager	notices@pentalphasurveilllance.com
Historical Liquidated Loan Detail	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Certificate Administrator	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Supplemental Notes	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	Argentic Securities Income USA 2 LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09660SAS9	6.017100%	5,330,000.00	4,919,773.07	83,865.94	24,668.97	0.00	0.00	108,534.91	4,835,907.13	30.02%	30.00%
A-2	09660SAT7	6.045000%	103,040,000.00	103,040,000.00	0.00	519,064.00	0.00	0.00	519,064.00	103,040,000.00	30.02%	30.00%
A-3	09660SAU4	6.526200%	495,689,000.00	495,689,000.00	0.00	2,695,804.63	0.00	0.00	2,695,804.63	495,689,000.00	30.02%	30.00%
A-S	09660SAX8	6.866000%	105,710,000.00	105,710,000.00	0.00	604,837.38	0.00	0.00	604,837.38	105,710,000.00	17.76%	17.75%
B	09660SAY6	7.019371%	44,226,000.00	44,226,000.00	0.00	258,698.92	0.00	0.00	258,698.92	44,226,000.00	12.63%	12.63%
C	09660SAZ3	7.019371%	31,281,000.00	31,281,000.00	0.00	182,977.45	0.00	0.00	182,977.45	31,281,000.00	9.01%	9.00%
D	09660SAE0	4.250000%	15,102,000.00	15,102,000.00	0.00	53,486.25	0.00	0.00	53,486.25	15,102,000.00	7.25%	7.25%
E	09660SAG5	4.250000%	8,629,000.00	8,629,000.00	0.00	30,561.04	0.00	0.00	30,561.04	8,629,000.00	6.25%	6.25%
F	09660SAJ9	4.250000%	14,023,000.00	14,023,000.00	0.00	49,664.79	0.00	0.00	49,664.79	14,023,000.00	4.63%	4.63%
G-RR	09660SAL4	7.019371%	8,630,000.00	8,630,000.00	0.00	50,480.98	0.00	0.00	50,480.98	8,630,000.00	3.63%	3.63%
J-RR	09660SAN0	7.019371%	31,281,671.00	31,281,671.00	0.00	178,368.01	0.00	0.00	178,368.01	31,281,671.00	0.00%	0.00%
R	09660SAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			862,941,671.00	862,531,444.07	83,865.94	4,648,612.42	0.00	0.00	4,732,478.36	862,447,578.13

X-A	09660SAV2	0.579459%	604,059,000.00	603,648,773.07	0.00	291,491.29	0.00	0.00	291,491.29	603,564,907.13
X-B	09660SAW0	0.089466%	181,217,000.00	181,217,000.00	0.00	13,510.70	0.00	0.00	13,510.70	181,217,000.00
X-D	09660SAA8	2.769371%	23,731,000.00	23,731,000.00	0.00	54,766.62	0.00	0.00	54,766.62	23,731,000.00
X-F	09660SAC4	2.769371%	14,023,000.00	14,023,000.00	0.00	32,362.41	0.00	0.00	32,362.41	14,023,000.00
Notional SubTotal			823,030,000.00	822,619,773.07	0.00	392,131.02	0.00	0.00	392,131.02	822,535,907.13

Deal Distribution Total					83,865.94	5,040,743.44	0.00	0.00	5,124,609.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09660SAS9	923.03434709	15.73469794	4.62832458	0.00000000	0.00000000	0.00000000	0.00000000	20.36302251	907.29964916
A-2	09660SAT7	1,000.00000000	0.00000000	5.03750000	0.00000000	0.00000000	0.00000000	0.00000000	5.03750000	1,000.00000000
A-3	09660SAU4	1,000.00000000	0.00000000	5.43850001	0.00000000	0.00000000	0.00000000	0.00000000	5.43850001	1,000.00000000
A-S	09660SAX8	1,000.00000000	0.00000000	5.72166664	0.00000000	0.00000000	0.00000000	0.00000000	5.72166664	1,000.00000000
B	09660SAY6	1,000.00000000	0.00000000	5.84947587	0.00000000	0.00000000	0.00000000	0.00000000	5.84947587	1,000.00000000
C	09660SAZ3	1,000.00000000	0.00000000	5.84947572	0.00000000	0.00000000	0.00000000	0.00000000	5.84947572	1,000.00000000
D	09660SAE0	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
E	09660SAG5	1,000.00000000	0.00000000	3.54166647	0.00000000	0.00000000	0.00000000	0.00000000	3.54166647	1,000.00000000
F	09660SAJ9	1,000.00000000	0.00000000	3.54166655	0.00000000	0.00000000	0.00000000	0.00000000	3.54166655	1,000.00000000
G-RR	09660SAL4	1,000.00000000	0.00000000	5.84947625	0.00000000	0.00000000	0.00000000	0.00000000	5.84947625	1,000.00000000
J-RR	09660SAN0	1,000.00000000	0.00000000	5.70199751	0.14747837	0.20663059	0.00000000	0.00000000	5.70199751	1,000.00000000
R	09660SAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09660SAV2	999.32088268	0.00000000	0.48255434	0.00000000	0.00000000	0.00000000	0.00000000	0.48255434	999.18204535
X-B	09660SAW0	1,000.00000000	0.00000000	0.07455537	0.00000000	0.00000000	0.00000000	0.00000000	0.07455537	1,000.00000000
X-D	09660SAA8	1,000.00000000	0.00000000	2.30780919	0.00000000	0.00000000	0.00000000	0.00000000	2.30780919	1,000.00000000
X-F	09660SAC4	1,000.00000000	0.00000000	2.30780931	0.00000000	0.00000000	0.00000000	0.00000000	2.30780931	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/24 - 11/30/24	30	0.00	24,668.97	0.00	24,668.97	0.00	0.00	0.00	24,668.97	0.00
A-2	11/01/24 - 11/30/24	30	0.00	519,064.00	0.00	519,064.00	0.00	0.00	0.00	519,064.00	0.00
A-3	11/01/24 - 11/30/24	30	0.00	2,695,804.63	0.00	2,695,804.63	0.00	0.00	0.00	2,695,804.63	0.00
X-A	11/01/24 - 11/30/24	30	0.00	291,491.29	0.00	291,491.29	0.00	0.00	0.00	291,491.29	0.00
X-B	11/01/24 - 11/30/24	30	0.00	13,510.70	0.00	13,510.70	0.00	0.00	0.00	13,510.70	0.00
A-S	11/01/24 - 11/30/24	30	0.00	604,837.38	0.00	604,837.38	0.00	0.00	0.00	604,837.38	0.00
B	11/01/24 - 11/30/24	30	0.00	258,698.92	0.00	258,698.92	0.00	0.00	0.00	258,698.92	0.00
C	11/01/24 - 11/30/24	30	0.00	182,977.45	0.00	182,977.45	0.00	0.00	0.00	182,977.45	0.00
X-D	11/01/24 - 11/30/24	30	0.00	54,766.62	0.00	54,766.62	0.00	0.00	0.00	54,766.62	0.00
X-F	11/01/24 - 11/30/24	30	0.00	32,362.41	0.00	32,362.41	0.00	0.00	0.00	32,362.41	0.00
D	11/01/24 - 11/30/24	30	0.00	53,486.25	0.00	53,486.25	0.00	0.00	0.00	53,486.25	0.00
E	11/01/24 - 11/30/24	30	0.00	30,561.04	0.00	30,561.04	0.00	0.00	0.00	30,561.04	0.00
F	11/01/24 - 11/30/24	30	0.00	49,664.79	0.00	49,664.79	0.00	0.00	0.00	49,664.79	0.00
G-RR	11/01/24 - 11/30/24	30	0.00	50,480.98	0.00	50,480.98	0.00	0.00	0.00	50,480.98	0.00
J-RR	11/01/24 - 11/30/24	30	1,839.62	182,981.38	0.00	182,981.38	4,613.37	0.00	0.00	178,368.01	6,463.75
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,839.62	5,045,356.81	0.00	5,045,356.81	4,613.37	0.00	0.00	5,040,743.44	6,463.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,124,609.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,057,029.72	Master Servicing Fee	2,494.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,583.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.39
ARD Interest	0.00	Operating Advisor Fee	1,020.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,057,029.72	Total Fees	11,672.92

Principal		Expenses/Reimbursements
Scheduled Principal	83,865.94	Reimbursement for Interest on Advances	1,092.94
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	83,865.94	Total Expenses/Reimbursements	4,613.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,040,743.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	83,865.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,124,609.38
Total Funds Collected	5,140,895.66	Total Funds Distributed	5,140,895.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	862,531,444.81	862,531,444.81	Beginning Certificate Balance	862,531,444.07
(-) Scheduled Principal Collections	83,865.94	83,865.94	(-) Principal Distributions	83,865.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	862,447,578.87	862,447,578.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	862,531,444.83	862,531,444.83	Ending Certificate Balance	862,447,578.13
Ending Actual Collateral Balance	862,447,578.89	862,447,578.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	2	8,200,000.00	0.95%	50	7.7125	1.330000	1.49x or less	25	417,653,428.72	48.43%	52	6.9578	1.341165
5,000,000 to 9,999,999	11	74,695,000.00	8.66%	52	7.3093	1.484781	1.50x - 1.59x	4	72,000,000.00	8.35%	53	7.7506	1.554306
10,000,000 to 19,999,999	15	220,944,150.15	25.62%	51	7.4186	1.829336	1.60x - 1.69x	3	45,000,000.00	5.22%	50	7.3760	1.620000
20,000,000 to 29,999,999	12	278,108,428.72	32.25%	51	7.0305	1.576070	1.70x - 1.79x	1	7,800,000.00	0.90%	52	7.6500	1.780000
30,000,000 to 39,999,999	5	160,500,000.00	18.61%	52	7.2187	1.429907	1.80x - 1.89x	2	30,200,000.00	3.50%	51	7.8736	1.860000
40,000,000 or higher	2	120,000,000.00	13.91%	52	5.8798	2.232500	1.90x - 1.99x	4	73,000,000.00	8.46%	51	6.9148	1.926438
Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840	2.00x or greater	8	216,794,150.15	25.14%	52	6.7789	2.334348
							Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	61,318,148.00	7.11%	51	7.0602	1.391943
							Industrial	22	133,920,468.00	15.53%	52	6.4359	1.874780
Florida	7	65,143,146.00	7.55%	50	6.5544	1.549211
							Lodging	6	91,575,000.00	10.62%	52	7.7933	1.570292
Georgia	2	15,646,296.00	1.81%	50	7.5949	1.760636
							Mixed Use	4	108,627,393.20	12.60%	52	6.9197	2.084397
Illinois	3	9,076,799.00	1.05%	52	6.3941	2.004030
							Multi-Family	26	273,564,999.00	31.72%	51	6.5568	1.387877
Kansas	2	3,825,484.00	0.44%	52	5.7440	2.120000
							Office	9	133,262,960.72	15.45%	52	7.7026	1.601130
Kentucky	3	30,042,238.00	3.48%	51	7.3409	2.150978
							Other	3	7,800,000.00	0.90%	52	7.6500	1.780000
Maryland	2	34,297,421.00	3.98%	52	6.7665	1.267166
							Retail	7	108,616,756.95	12.59%	51	7.5996	2.088843
Michigan	3	32,202,466.00	3.73%	52	5.7440	2.120000
							Self Storage	1	5,080,000.00	0.59%	51	6.9300	1.300000
Missouri	2	3,674,373.00	0.43%	52	5.7440	2.120000
							Totals	78	862,447,578.87	100.00%	52	7.0355	1.694840
Nevada	3	48,616,756.95	5.64%	51	8.4600	2.470000

New Jersey	2	23,500,000.00	2.72%	52	7.6747	1.342553

New York	17	287,142,393.20	33.29%	52	6.7312	1.652275

North Carolina	1	14,333,333.00	1.66%	51	7.3640	1.910000

Ohio	12	71,043,790.00	8.24%	51	6.7969	1.783180

Pennsylvania	1	2,552,974.00	0.30%	52	5.7440	2.120000

South Carolina	4	5,599,046.00	0.65%	52	5.7440	2.120000

Texas	3	42,084,670.00	4.88%	52	7.8220	1.680252

Utah	1	33,000,000.00	3.83%	53	7.6400	1.400000

Virginia	5	55,064,815.00	6.38%	52	7.6057	1.697977

Washington	1	24,283,428.72	2.82%	52	7.8450	1.220000

Totals	78	862,447,578.87	100.00%	52	7.0355	1.694840

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	108,000,000.00	12.52%	51	5.7472	1.877222	12 months or less	47	862,447,578.87	100.00%	52	7.0355	1.694840
	6.00000 to 6.49999	10	217,250,000.00	25.19%	52	6.1991	1.669701	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	4	51,245,000.00	5.94%	52	6.8506	1.243930	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	10	143,777,393.20	16.67%	51	7.3143	1.900171	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	13	229,808,428.72	26.65%	52	7.6970	1.499324	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000 or higher	7	112,366,756.95	13.03%	51	8.2656	1.910925	Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840
	Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 months or less	47	862,447,578.87	100.00%	52	7.0355	1.694840	Interest Only	40	735,570,000.00	85.29%	51	6.8814	1.640816
	55 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	7	126,877,578.87	14.71%	52	7.9290	2.008044
	Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		40	735,286,756.95	85.26%	52	7.0006	1.660471			No outstanding loans in this group
	12 months or less	7	127,160,821.92	14.74%	51	7.2372	1.893574
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	862,447,578.87	100.00%	52	7.0355	1.694840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30510593	MF	New York	NY	Actual/360	6.130%	178,791.67	0.00	0.00	N/A	04/06/29	--	35,000,000.00	35,000,000.00	12/06/24
1A-1-5	30510658	MF	New York	NY	Actual/360	6.130%	51,083.33	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	12/06/24
1A-2-1	30510594	MF	New York	NY	Actual/360	6.130%	127,708.33	0.00	0.00	N/A	04/06/29	--	25,000,000.00	25,000,000.00	12/06/24
2A-1	30510613	Various Various		Various	Actual/360	5.744%	335,066.67	0.00	0.00	N/A	04/06/29	--	70,000,000.00	70,000,000.00	12/06/24
3A-2	30510605	MU	New York	NY	Actual/360	6.070%	252,916.67	0.00	0.00	N/A	04/06/29	--	50,000,000.00	50,000,000.00	12/06/24
4A-1	30322386	RT	Henderson	NV	Actual/360	8.460%	140,041.48	20,465.18	0.00	N/A	03/06/29	--	19,864,039.42	19,843,574.24	12/06/24
4A-2	30322387	RT	Henderson	NV	Actual/360	8.460%	89,836.61	13,128.41	0.00	N/A	03/06/29	--	12,742,781.32	12,729,652.91	12/06/24
4A-3	30322388	RT	Henderson	NV	Actual/360	8.460%	113,223.54	16,546.09	0.00	N/A	03/06/29	--	16,060,075.89	16,043,529.80	12/06/24
5A-1	30530299	OF	Various	Various	Actual/360	7.364%	141,143.33	0.00	0.00	N/A	03/06/29	--	23,000,000.00	23,000,000.00	12/06/24
5A-2	30530300				Actual/360	7.364%	122,733.33	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	12/06/24
6A-1	30322275	MF	Fort Walton Beach	FL	Actual/360	5.753%	115,060.00	0.00	0.00	N/A	02/06/29	--	24,000,000.00	24,000,000.00	12/06/24
6A-2-2	30322277	MF	Fort Walton Beach	FL	Actual/360	5.753%	67,118.33	0.00	0.00	N/A	02/06/29	--	14,000,000.00	14,000,000.00	12/06/24
7	30322389	LO	Park City	UT	Actual/360	7.640%	210,100.00	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	12/06/24
8	30322390	IN	Columbia	MD	Actual/360	6.823%	184,789.58	0.00	0.00	N/A	04/06/29	--	32,500,000.00	32,500,000.00	12/06/24
9A-1-3	30322391	RT	Cincinnati	OH	Actual/360	6.271%	104,516.67	0.00	0.00	N/A	03/01/29	--	20,000,000.00	20,000,000.00	12/01/24
9A-1-4	30322392	RT	Cincinnati	OH	Actual/360	6.271%	52,258.33	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	12/01/24
10A-10	30510423	RT	Staten Island	NY	Actual/360	7.534%	125,566.67	0.00	0.00	N/A	02/01/29	--	20,000,000.00	20,000,000.00	12/01/24
10A-11	30510424	RT	Staten Island	NY	Actual/360	7.534%	62,783.33	0.00	0.00	N/A	02/01/29	--	10,000,000.00	10,000,000.00	12/01/24
11	30322393	OF	Austin	TX	Actual/360	8.143%	203,575.00	0.00	0.00	N/A	04/06/29	--	30,000,000.00	30,000,000.00	12/06/24
12A-3	30510649	OF	Arlington	VA	Actual/360	7.530%	188,250.00	0.00	0.00	N/A	05/06/29	--	30,000,000.00	30,000,000.00	12/06/24
13	30530303	LO	San Diego	CA	Actual/360	7.886%	186,471.04	0.00	0.00	N/A	04/06/29	--	28,375,000.00	28,375,000.00	12/06/24
14A-2	30322394	MF	Los Angeles	CA	Actual/360	6.300%	131,250.00	0.00	0.00	N/A	02/11/29	--	25,000,000.00	25,000,000.00	12/11/24
15	30322395	OF	Tumwater	WA	Actual/360	7.845%	158,867.59	17,541.53	0.00	N/A	04/11/29	--	24,300,970.25	24,283,428.72	12/11/24
16	30510599	MU	New York	NY	Actual/360	8.030%	158,927.08	0.00	0.00	N/A	04/06/29	--	23,750,000.00	23,750,000.00	12/06/24
17A-2-1	30510492	IN	Lexington	KY	Actual/360	7.440%	142,600.00	0.00	0.00	N/A	03/06/29	--	23,000,000.00	23,000,000.00	12/06/24
18	30322396	MF	Brooklyn	NY	Actual/360	6.340%	114,648.33	0.00	0.00	N/A	04/06/29	--	21,700,000.00	21,700,000.00	12/06/24
19A-3	30510515	MU	New York	NY	Actual/360	7.270%	120,521.93	16,184.73	0.00	N/A	03/06/29	--	19,893,577.93	19,877,393.20	12/06/24
20	30322397	MF	Cincinnati	OH	Actual/360	7.590%	111,636.25	0.00	0.00	N/A	05/06/29	--	17,650,000.00	17,650,000.00	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30510542	LO	Various	VA	Actual/360	7.840%	114,333.33	0.00	0.00	N/A	03/06/29	--	17,500,000.00	17,500,000.00	12/06/24
22	30322398	MF	New York	NY	Actual/360	7.450%	107,404.17	0.00	0.00	N/A	02/06/29	--	17,300,000.00	17,300,000.00	09/06/24
23A-1	30322399	MF	Euclid	OH	Actual/360	7.060%	88,250.00	0.00	0.00	N/A	02/06/29	--	15,000,000.00	15,000,000.00	10/06/24
24	30510595	MU	Lakewood	NJ	Actual/360	7.530%	94,125.00	0.00	0.00	N/A	04/06/29	--	15,000,000.00	15,000,000.00	12/06/24
25	30322404	MF	Brooklyn	NY	Actual/360	6.310%	69,935.83	0.00	0.00	N/A	03/06/29	--	13,300,000.00	13,300,000.00	12/06/24
26	30322405	LO	Pensacola	FL	Actual/360	7.920%	83,820.00	0.00	0.00	N/A	03/06/29	--	12,700,000.00	12,700,000.00	12/06/24
27	30322406	MF	Brooklyn	NY	Actual/360	7.490%	57,423.33	0.00	0.00	N/A	03/06/29	--	9,200,000.00	9,200,000.00	12/06/24
28	30322407	IN	Bayonne	NJ	Actual/360	7.930%	56,170.83	0.00	0.00	N/A	04/06/29	--	8,500,000.00	8,500,000.00	12/06/24
29	30322408	MF	Bronx	NY	Actual/360	6.940%	48,869.17	0.00	0.00	N/A	04/06/29	--	8,450,000.00	8,450,000.00	11/06/24
30	30510565	98	Various	Various	Actual/360	7.650%	49,725.00	0.00	0.00	N/A	04/06/29	--	7,800,000.00	7,800,000.00	12/06/24
31	30322409	MF	New York	NY	Actual/360	6.487%	39,192.29	0.00	0.00	N/A	03/06/29	--	7,250,000.00	7,250,000.00	12/06/24
32	30322410	MF	Bronx	NY	Actual/360	7.015%	40,920.83	0.00	0.00	N/A	05/06/29	--	7,000,000.00	7,000,000.00	12/06/24
33A-2-2	30322411	OF	Fort Lauderdale	FL	Actual/360	8.250%	40,562.50	0.00	0.00	N/A	12/06/28	--	5,900,000.00	5,900,000.00	12/06/24
34	30510632	MF	Brecksville	OH	Actual/360	7.003%	30,929.92	0.00	0.00	N/A	05/06/29	--	5,300,000.00	5,300,000.00	12/06/24
35	30322412	MF	Albany	NY	Actual/360	6.800%	29,551.67	0.00	0.00	N/A	04/06/29	--	5,215,000.00	5,215,000.00	12/06/24
36	30322413	SS	Vacaville	CA	Actual/360	6.930%	29,337.00	0.00	0.00	N/A	03/06/29	--	5,080,000.00	5,080,000.00	12/06/24
37	30510562	MF	Lake Wales	FL	Actual/360	7.750%	32,291.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	12/06/24
38	30322414	MF	Columbus	GA	Actual/360	8.245%	28,170.42	0.00	0.00	N/A	01/06/29	--	4,100,000.00	4,100,000.00	12/06/24
39	30322415	MF	Brooklyn	NY	Actual/360	7.180%	24,531.67	0.00	0.00	N/A	03/06/29	--	4,100,000.00	4,100,000.00	12/06/24
Totals							5,057,029.72	83,865.94	0.00				862,531,444.81	862,447,578.87
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	1,212.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-3	0.00	33,993,971.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-4	0.00	33,993,971.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-10	0.00	25,862,254.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-11	0.00	25,862,254.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	3,140,272.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2-1	0.00	13,157,256.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-3	0.00	24,916,048.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	0.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	107,184.03	325,683.33	0.00	0.00
23A-1	0.00	0.00	--	--	--	0.00	0.00	88,059.13	179,378.11	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	48,851.57	48,851.57	176,086.83	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	15,002.70	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	160,926,030.82				0.00	0.00	244,094.72	553,913.01	192,301.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	1	15,000,000.00	1	17,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035507%	7.019268%	52
11/18/24	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035611%	7.019371%	53
10/18/24	1	17,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035689%	7.019449%	54
09/17/24	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035791%	7.019551%	55
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035868%	7.019628%	56
07/17/24	3	52,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.035945%	7.019704%	57
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.036045%	7.019804%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
22	30322398	09/06/24	2	2	107,184.03	325,683.33	0.00		17,300,000.00	11/20/24	98
23A-1	30322399	10/06/24	1	1	88,059.13	179,378.11	0.00		15,000,000.00
29	30322408	11/06/24	0	B	48,851.57	48,851.57	176,086.83		8,450,000.00
Totals					244,094.72	553,913.01	176,086.83		40,750,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,900,000	5,900,000	0		0
49 - 60 Months		856,547,579	824,247,579	32,300,000		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	862,447,579	830,147,579	15,000,000	17,300,000 0		0
Nov-24	862,531,445	830,231,445	32,300,000	0	0	0
Oct-24	862,594,123	845,294,123	17,300,000	0	0	0
Sep-24	862,677,006	847,677,006	15,000,000	0	0	0
Aug-24	862,738,676	862,738,676	0	0	0	0
Jul-24	862,799,917	810,499,917	52,300,000	0	0	0
Jun-24	862,881,419	862,881,419	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	30322398	17,300,000.00	17,300,000.00	25,000,000.00	01/05/24	1,568,280.00	1.20000	12/31/23	02/06/29	I/O
Totals		17,300,000.00	17,300,000.00	25,000,000.00		1,568,280.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	30322398	MF	NY	11/20/24	98

"12/11/2024 - Loan transferred to special servicing effective 11/20/24 due to Monetary Default. The Loan is past due for 10/6/24 payment and Borrower has failed to implement cash management at the request of the Master Servicer. Special

Servicer has reach ed out to Borrower to schedule an introductory call.

SS will dual-track resolution of this loan, pursuing any and all remedies available to Lender under the Loan Documents, while considering any resolution proposed by the Borrower to reinstate the Loan. SS has ordered or instructed counsel to order third-party reports (title, inspection and BOV)."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	662.84	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	404.33	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.77	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	1,092.94	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,592.94

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27